Loans (Tables)	6 Months Ended
Apr. 30, 2022
Text block [abstract]
Summary of Allowance for Credit Losses
The following table provides a reconciliation of the opening balance to the closing balance of the ECL allowance:

$ millions, as at or for the three months ended	2022 Apr. 30
	Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages

Balance at beginning of period	$64	$76	$163	$303
Originations net of repayments and other derecognitions	5	–	(6)	(1)
Changes in model	(4)	(1)	–	(5)
Net remeasurement (1)	(20)	18	42	40
Transfers (1)
– to 12-month ECL	25	(23)	(2)	–
– to lifetime ECL performing	(2)	4	(2)	–
– to lifetime ECL credit-impaired	–	(3)	3	–
Provision for (reversal of) credit losses (2)	4	(5)	35	34
Write-offs	–	–	(20)	(20)
Recoveries	–	–	–	–
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	–	1	2	3
Balance at end of period	$68	$72	$176	$316
Personal
Balance at beginning of period	$147	$554	$113	$814
Originations net of repayments and other derecognitions	9	(11)	(2)	(4)
Changes in model	1	–	–	1
Net remeasurement (1)	(89)	121	45	77
Transfers (1)
– to 12-month ECL	91	(89)	(2)	–
– to lifetime ECL performing	(10)	15	(5)	–
– to lifetime ECL credit-impaired	–	(23)	23	–
Provision for (reversal of) credit losses (2)	2	13	59	74
Write-offs	–	–	(61)	(61)
Recoveries	–	–	18	18
Interest income on impaired loans	–	–	(1)	(1)
Foreign exchange and other	–	–	–	–
Balance at end of period	$149	$567	$128	$844
Credit card
Balance at beginning of period	$127	$510	$–	$637
Originations net of repayments and other derecognitions (3)	65	(10)	–	55
Changes in model	–	–	–	–
Net remeasurement (1)	(79)	159	40	120
Transfers (1)
– to 12-month ECL	98	(98)	–	–
– to lifetime ECL performing	(18)	18	–	–
– to lifetime ECL credit-impaired	–	(29)	29	–
Provision for (reversal of) credit losses (2)	66	40	69	175
Write-offs	–	–	(98)	(98)
Recoveries	–	–	29	29
Interest income on impaired loans	–	–	–	–
Foreign exchange and other	–	–	–	–
Balance at end of period	$193	$550	$–	$743
Business and government
Balance at beginning of period	$278	$405	$521	$1,204
Originations net of repayments and other derecognitions	3	(4)	(7)	(8)
Changes in model	(13)	(6)	–	(19)
Net remeasurement (1)	(33)	40	40	47
Transfers (1)
– to 12-month ECL	27	(25)	(2)	–
– to lifetime ECL performing	(4)	5	(1)	–
– to lifetime ECL credit-impaired	–	(3)	3	–
Provision for (reversal of) credit losses (2)	(20)	7	33	20
Write-offs	–	–	(186)	(186)
Recoveries	–	–	12	12
Interest income on impaired loans	–	–	(4)	(4)
Foreign exchange and other	3	2	1	6
Balance at end of period	$261	$414	$377	$1,052
Total ECL allowance (4)	$671	$1,603	$681	$2,955
Comprises:
Loans	$597	$1,545	$681	$2,823
Undrawn credit facilities and other off-balance sheet exposures (5)	74	58	–	132
(1)
Transfers represent stage movements of prior period ECL allowances to the current period stage classification. Net remeasurement represents the current period change in ECL allowances for transfers, net write-offs, changes in forecasts of forward-looking information, parameter updates, and partial repayments in the period.

(2)
Provision for (reversal of) credit losses for loans and undrawn credit facilities and other off-balance sheet exposures is presented as Provision for (reversal of) credit losses on our interim consolidated statement of income.

(3)	Includes ECL allowances of $63 million recognized immediately after the acquisition of the Canadian Costco credit card portfolio on March 4, 2022.
(4)
See Note 5 for the ECL allowance on debt securities measured at FVOCI. The table above excludes the ECL allowance on debt securities classified at amortized cost of $13 million as at April 30, 2022 (January 31, 2022: $12 million; April 30, 2021: $15 million), $11 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (January 31, 2022: $10 million; April 30, 2021: $13 million). The ECL allowances for other financial assets classified at amortized cost were immaterial as at April 30, 2022, January 31, 2022 and
April
3
0,
 2021 and were excluded from the table above. Financial assets other than loans that are classified at amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(5)	Included in Other liabilities on our interim consolidated balance sheet .

$ millions, as at or for the three months ended	2022 Jan. 31				2021 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$59	$63	$158	$280	$52	$136	$148	$336
Originations net of repayments and other derecognitions	4	(4)	(5)	(5)	6	(2)	(3)	1
Changes in model	–	–	–	–	–	–	16	16
Net remeasurement (1)	(19)	36	15	32	(25)	13	28	16
Transfers (1)
– to 12-month ECL	21	(20)	(1)	–	31	(26)	(5)	–
– to lifetime ECL performing	(2)	3	(1)	–	(2)	7	(5)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	–	(6)	6	–
Provision for (reversal of) credit losses (2)	4	13	10	27	10	(14)	37	33
Write-offs	–	–	(4)	(4)	–	–	(6)	(6)
Recoveries	–	–	1	1	–	–	1	1
Interest income on impaired loans	–	–	(4)	(4)	–	–	(5)	(5)
Foreign exchange and other	1	–	2	3	(2)	(3)	(4)	(9)
Balance at end of period	$64	$76	$163	$303	$60	$119	$171	$350
Personal
Balance at beginning of period	$150	$547	$106	$803	$181	$535	$118	$834
Originations net of repayments and other derecognitions	8	(12)	(1)	(5)	11	(14)	(2)	(5)
Changes in model	–	–	–	–	(4)	–	(1)	(5)
Net remeasurement (1)	(101)	116	43	58	(98)	49	46	(3)
Transfers (1)
– to 12-month ECL	100	(100)	–	–	75	(73)	(2)	–
– to lifetime ECL performing	(10)	13	(3)	–	(8)	13	(5)	–
– to lifetime ECL credit-impaired	–	(10)	10	–	–	(15)	15	–
Provision for (reversal of) credit losses (2)	(3)	7	49	53	(24)	(40)	51	(13)
Write-offs	–	–	(63)	(63)	–	–	(70)	(70)
Recoveries	–	–	20	20	–	–	18	18
Interest income on impaired loans	–	–	(1)	(1)	–	–	(1)	(1)
Foreign exchange and other	–	–	2	2	(2)	–	(1)	(3)
Balance at end of period	$147	$554	$113	$814	$155	$495	$115	$765
Credit card
Balance at beginning of period	$136	$517	$–	$653	$116	$574	$–	$690
Originations net of repayments and other derecognitions	–	(10)	–	(10)	–	(18)	–	(18)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(106)	125	26	45	(45)	104	26	85
Transfers (1)
– to 12-month ECL	104	(104)	–	–	98	(98)	–	–
– to lifetime ECL performing	(7)	7	–	–	(6)	6	–	–
– to lifetime ECL credit-impaired	–	(25)	25	–	–	(117)	117	–
Provision for (reversal of) credit losses (2)	(9)	(7)	51	35	47	(123)	143	67
Write-offs	–	–	(80)	(80)	–	–	(174)	(174)
Recoveries	–	–	29	29	–	–	31	31
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$127	$510	$–	$637	$163	$451	$–	$614
Business and government
Balance at beginning of period	$277	$449	$508	$1,234	$462	$623	$686	$1,771
Originations net of repayments and other derecognitions	20	(6)	(8)	6	5	(2)	(3)	–
Changes in model	–	8	–	8	–	–	–	–
Net remeasurement (1)	(66)	(13)	25	(54)	(103)	34	14	(55)
Transfers (1)
– to 12-month ECL	46	(44)	(2)	–	42	(36)	(6)	–
– to lifetime ECL performing	(4)	5	(1)	–	(22)	27	(5)	–
– to lifetime ECL credit-impaired	–	(2)	2	–	(2)	(13)	15	–
Provision for (reversal of) credit losses (2)	(4)	(52)	16	(40)	(80)	10	15	(55)
Write-offs	–	–	(10)	(10)	–	–	(66)	(66)
Recoveries	–	–	5	5	–	–	5	5
Interest income on impaired loans	–	–	(3)	(3)	–	–	(5)	(5)
Foreign exchange and other	5	8	5	18	(12)	(14)	(15)	(41)
Balance at end of period	$278	$405	$521	$1,204	$370	$619	$620	$1,609
Total ECL allowance (4)	$616	$1,545	$797	$2,958	$748	$1,684	$906	$3,338
Comprises:
Loans	$545	$1,497	$796	$2,838	$665	$1,629	$906	$3,200
Undrawn credit facilities and other off-balance sheet exposures (5)	71	48	1	120	83	55	–	138
See previous page for footnote references.

$ millions, as at or for the six months ended	2022 Apr. 30				2021 Apr. 30
	Stage 1	Stage 2	Stage 3		Stage 1	Stage 2	Stage 3
	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total	Collective provision 12-month ECL performing	Collective provision lifetime ECL performing	Collective and individual provision lifetime ECL credit-impaired	Total
Residential mortgages
Balance at beginning of period	$59	$63	$158	$280	$51	$161	$151	$363
Originations net of repayments and other derecognitions	9	(4)	(11)	(6)	10	(8)	(7)	(5)
Changes in model	(4)	(1)	–	(5)	–	–	16	16
Net remeasurement (1)	(39)	54	57	72	(57)	20	50	13
Transfers (1)
– to 12-month ECL	46	(43)	(3)	–	64	(53)	(11)	–
– to lifetime ECL performing	(4)	7	(3)	–	(5)	17	(12)	–
– to lifetime ECL credit-impaired	–	(5)	5	–	–	(11)	11	–
Provision for (reversal of) credit losses (2)	8	8	45	61	12	(35)	47	24
Write-offs	–	–	(24)	(24)	–	–	(12)	(12)
Recoveries	–	–	1	1	–	–	2	2
Interest income on impaired loans	–	–	(8)	(8)	–	–	(9)	(9)
Foreign exchange and other	1	1	4	6	(3)	(7)	(8)	(18)
Balance at end of period	$68	$72	$176	$316	$60	$119	$171	$350
Personal
Balance at beginning of period	$150	$547	$106	$803	$204	$546	$113	$863
Originations net of repayments and other derecognitions	17	(23)	(3)	(9)	22	(29)	(4)	(11)
Changes in model	1	–	–	1	(3)	1	(1)	(3)
Net remeasurement (1)	(190)	237	88	135	(208)	133	107	32
Transfers (1)
– to 12-month ECL	191	(189)	(2)	–	162	(157)	(5)	–
– to lifetime ECL performing	(20)	28	(8)	–	(19)	29	(10)	–
– to lifetime ECL credit-impaired	–	(33)	33	–	–	(28)	28	–
Provision for (reversal of) credit losses (2)	(1)	20	108	127	(46)	(51)	115	18
Write-offs	–	–	(124)	(124)	–	–	(144)	(144)
Recoveries	–	–	38	38	–	–	35	35
Interest income on impaired loans	–	–	(2)	(2)	–	–	(2)	(2)
Foreign exchange and other	–	–	2	2	(3)	–	(2)	(5)
Balance at end of period	$149	$567	$128	$844	$155	$495	$115	$765
Credit card
Balance at beginning of period	$136	$517	$–	$653	$136	$572	$–	$708
Originations net of repayments and other derecognitions (3)	65	(20)	–	45	(1)	(44)	–	(45)
Changes in model	–	–	–	–	–	–	–	–
Net remeasurement (1)	(185)	284	66	165	(133)	221	49	137
Transfers (1)
– to 12-month ECL	202	(202)	–	–	177	(177)	–	–
– to lifetime ECL performing	(25)	25	–	–	(16)	16	–	–
– to lifetime ECL credit-impaired	–	(54)	54	–	–	(137)	137	–
Provision for (reversal of) credit losses (2)	57	33	120	210	27	(121)	186	92
Write-offs	–	–	(178)	(178)	–	–	(244)	(244)
Recoveries	–	–	58	58	–	–	58	58
Interest income on impaired loans	–	–	–	–	–	–	–	–
Foreign exchange and other	–	–	–	–	–	–	–	–
Balance at end of period	$193	$550	$–	$743	$163	$451	$–	$614
Business and government
Balance at beginning of period	$277	$449	$508	$1,234	$453	$683	$652	$1,788
Originations net of repayments and other derecognitions	23	(10)	(15)	(2)	22	(25)	(8)	(11)
Changes in model	(13)	2	–	(11)	–	–	–	–
Net remeasurement (1)	(99)	27	65	(7)	(165)	89	132	56
Transfers (1)
– to 12-month ECL	73	(69)	(4)	–	123	(111)	(12)	–
– to lifetime ECL performing	(8)	10	(2)	–	(34)	41	(7)	–
– to lifetime ECL credit-impaired	–	(5)	5	–	(4)	(25)	29	–
Provision for (reversal of) credit losses (2)	(24)	(45)	49	(20)	(58)	(31)	134	45
Write-offs	–	–	(196)	(196)	–	–	(136)	(136)
Recoveries	–	–	17	17	–	–	8	8
Interest income on impaired loans	–	–	(7)	(7)	–	–	(11)	(11)
Foreign exchange and other	8	10	6	24	(25)	(33)	(27)	(85)
Balance at end of period	$261	$414	$377	$1,052	$370	$619	$620	$1,609
Total ECL allowance (4)	$671	$1,603	$681	$2,955	$748	$1,684	$906	$3,338
Comprises:
Loans	$597	$1,545	$681	$2,823	$665	$1,629	$906	$3,200
Undrawn credit facilities and other off-balance sheet exposures (5)	74	58	–	132	83	55	–	138
See previous page for footnote references.

Summary of Base Case Forecasts for Select Forward Looking Information Variables Used to Estimate our Expected Credit Losses

	Base case		Upside case		Downside case
As at April 30, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	3.4%	2.0%	4.6%	2.7%	2.4%	1.7%
United States	3.2%	2.1%	4.3%	3.1%	1.1%	0.2%
Unemployment rate
Canada (2)	5.4%	5.7%	4.9%	5.3%	6.4%	6.5%
United States	3.6%	3.7%	3.1%	3.0%	5.0%	4.9%
Canadian Housing Price Index year-over-year growth (2)	7.2%	2.0%	15.1%	4.7%	(0.5)%	(1.4)%
Standard and Poor’s (S&P) 500 Index year-over-year growth rate	1.9%	5.0%	5.9%	8.5%	(6.9)%	(8.5)%
Canadian household debt service ratio	15.0%	15.1%	14.5%	14.8%	15.4%	15.2%
West Texas Intermediate Oil Price (US$)	$93	$76	$126	$124	$67	$54

	Base case		Upside case		Downside case
As at January 31, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	3.5%	2.4%	4.8%	2.9%	2.5%	1.8%
United States	3.9%	2.5%	5.0%	3.1%	2.1%	1.3%
Unemployment rate
Canada (2)	5.9%	5.9%	5.2%	5.5%	6.7%	6.6%
United States	3.7%	3.8%	3.5%	3.3%	5.2%	4.7%
Canadian Housing Price Index year-over-year growth (2)	5.1%	2.6%	10.3%	4.7%	2.6%	(0.3)%
S&P 500 Index year-over-year growth rate	2.8%	4.6%	7.2%	6.9%	(4.1)%	(4.9)%
Canadian household debt service ratio	13.8%	14.5%	13.3%	14.3%	14.3%	14.8%
West Texas Intermediate Oil Price (US$)	$73	$66	$78	$81	$62	$54

	Base case		Upside case		Downside case
As at October 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	4.2%	2.4%	5.6%	2.8%	3.1%	1.6%
United States	4.7%	2.2%	5.8%	3.3%	2.8%	1.3%
Unemployment rate
Canada (2)	6.4%	5.9%	6.0%	5.5%	7.3%	6.8%
United States	4.4%	3.9%	3.8%	3.4%	6.0%	5.0%
Canadian Housing Price Index year-over-year growth (2)	6.1%	2.8%	10.7%	6.3%	2.2%	(2.2)%
S&P 500 Index year-over-year growth rate	6.1%	4.6%	10.3%	8.6%	(0.6)%	(1.7)%
Canadian household debt service ratio	13.6%	14.4%	13.0%	14.2%	14.1%	14.7%
West Texas Intermediate Oil Price (US$)	$69	$64	$74	$81	$56	$54
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the tables above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Disclosure of Quarterly Projection of Canadian Unemployment and Canadian GDP for the Base Case

	Base case		Upside case		Downside case
As at April 30, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real gross domestic product (GDP) year-over-year growth
Canada (2)	3.4%	2.0%	4.6%	2.7%	2.4%	1.7%
United States	3.2%	2.1%	4.3%	3.1%	1.1%	0.2%
Unemployment rate
Canada (2)	5.4%	5.7%	4.9%	5.3%	6.4%	6.5%
United States	3.6%	3.7%	3.1%	3.0%	5.0%	4.9%
Canadian Housing Price Index year-over-year growth (2)	7.2%	2.0%	15.1%	4.7%	(0.5)%	(1.4)%
Standard and Poor’s (S&P) 500 Index year-over-year growth rate	1.9%	5.0%	5.9%	8.5%	(6.9)%	(8.5)%
Canadian household debt service ratio	15.0%	15.1%	14.5%	14.8%	15.4%	15.2%
West Texas Intermediate Oil Price (US$)	$93	$76	$126	$124	$67	$54

	Base case		Upside case		Downside case
As at January 31, 2022	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	3.5%	2.4%	4.8%	2.9%	2.5%	1.8%
United States	3.9%	2.5%	5.0%	3.1%	2.1%	1.3%
Unemployment rate
Canada (2)	5.9%	5.9%	5.2%	5.5%	6.7%	6.6%
United States	3.7%	3.8%	3.5%	3.3%	5.2%	4.7%
Canadian Housing Price Index year-over-year growth (2)	5.1%	2.6%	10.3%	4.7%	2.6%	(0.3)%
S&P 500 Index year-over-year growth rate	2.8%	4.6%	7.2%	6.9%	(4.1)%	(4.9)%
Canadian household debt service ratio	13.8%	14.5%	13.3%	14.3%	14.3%	14.8%
West Texas Intermediate Oil Price (US$)	$73	$66	$78	$81	$62	$54

	Base case		Upside case		Downside case
As at October 31, 2021	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)	Average value over the next 12 months	Average value over the remaining forecast period (1)
Real GDP year-over-year growth
Canada (2)	4.2%	2.4%	5.6%	2.8%	3.1%	1.6%
United States	4.7%	2.2%	5.8%	3.3%	2.8%	1.3%
Unemployment rate
Canada (2)	6.4%	5.9%	6.0%	5.5%	7.3%	6.8%
United States	4.4%	3.9%	3.8%	3.4%	6.0%	5.0%
Canadian Housing Price Index year-over-year growth (2)	6.1%	2.8%	10.7%	6.3%	2.2%	(2.2)%
S&P 500 Index year-over-year growth rate	6.1%	4.6%	10.3%	8.6%	(0.6)%	(1.7)%
Canadian household debt service ratio	13.6%	14.4%	13.0%	14.2%	14.1%	14.7%
West Texas Intermediate Oil Price (US$)	$69	$64	$74	$81	$56	$54
(1)	The remaining forecast period is generally four years.
(2)
National-level forward-looking forecasts are presented in the tables above, which represent the aggregation of the provincial-level forecasts used to estimate our ECL. Housing Price Index growth rates are also forecasted at the municipal level in some cases. As a result, the forecasts for individual provinces or municipalities reflected in our ECL will differ from the national forecasts presented above.

Summary of Carrying Amount of Loans Based on Internal Risk Rating Grades

$ millions, as at					2022 Apr. 30					2021 Oct. 31
	Stage 1	Stage 2	Stage 3	(2)	Total	Stage 1	Stage 2	Stage 3	(2)	Total
Residential mortgages
– Exceptionally low	$173,802	$307	$–		$174,109	$162,307	$94	$–		$162,401
– Very low	46,922	2,064	–		48,986	49,958	640	–		50,598
– Low	22,913	6,854	–		29,767	22,912	6,547	–		29,459
– Medium	376	4,817	–		5,193	364	4,671	–		5,035
– High	–	724	–		724	–	840	–		840
– Default	–	–	384		384	–	–	443		443
– Not rated	2,397	224	202		2,823	2,160	395	195		2,750
Gross residential mortgages (3)(4)	246,410	14,990	586		261,986	237,701	13,187	638		251,526
ECL allowance	68	72	176		316	59	63	158		280
Net residential mortgages	246,342	14,918	410		261,670	237,642	13,124	480		251,246
Personal
– Exceptionally low	20,018	–	–		20,018	18,608	1	–		18,609
– Very low	4,598	4	–		4,602	5,179	4	–		5,183
– Low	8,788	4,686	–		13,474	8,091	4,389	–		12,480
– Medium	1,055	2,717	–		3,772	990	2,773	–		3,763
– High	268	999	–		1,267	252	803	–		1,055
– Default	–	–	134		134	–	–	109		109
– Not rated	606	41	55		702	585	60	53		698
Gross personal (4)	35,333	8,447	189		43,969	33,705	8,030	162		41,897
ECL allowance	125	554	128		807	125	537	106		768
Net personal	35,208	7,893	61		43,162	33,580	7,493	56		41,129
Credit card
– Exceptionally low	3,099	–	–		3,099	2,065	–	–		2,065
– Very low	968	–	–		968	715	–	–		715
– Low	6,369	416	–		6,785	4,653	347	–		5,000
– Medium	1,288	2,241	–		3,529	593	2,195	–		2,788
– High	48	521	–		569	–	435	–		435
– Default	–	–	–		–	–	–	–		–
– Not rated	130	7	–		137	123	8	–		131
Gross credit card	11,902	3,185	–		15,087	8,149	2,985	–		11,134
ECL allowance	181	523	–		704	127	498	–		625
Net credit card	11,721	2,662	–		14,383	8,022	2,487	–		10,509
Business and government
– Investment grade	76,137	332	–		76,469	65,963	562	–		66,525
– Non-investment grade	98,932	4,871	–		103,803	85,764	4,599	–		90,363
– Watchlist	60	2,708	–		2,768	67	2,985	–		3,052
– Default	–	–	999		999	–	–	1,033		1,033
– Not rated	154	18	–		172	174	24	–		198
Gross business and government (3)(5)	175,283	7,929	999		184,211	151,968	8,170	1,033		161,171
ECL allowance	223	396	377		996	240	428	508		1,176
Net business and government	175,060	7,533	622		183,215	151,728	7,742	525		159,995
Total net amount of loans	$468,331	$33,006	$1,093		$502,430	$430,972	$30,846	$1,061		$462,879
(1)
The table excludes debt securities measured at FVOCI, for which ECL allowances of $22 million (October 31, 2021: $19 million) were recognized in AOCI. In addition, the table excludes debt securities classified at amortized cost, for which ECL allowances of $13 million were recognized as at April 30, 2022 (October 31, 2021: $15 million), $11 million of which was stage 3 ECL allowance on originated credit-impaired amortized cost debt securities (October 31, 2021: $13 million). Other financial assets classified at amortized cost were also excluded from the table above as their ECL allowances were immaterial as at April 30, 2022 and October 31, 2021. Financial assets other than loans that are classified as amortized cost are presented on our consolidated balance sheet net of ECL allowances.

(2)	Excludes foreclosed assets of $14 million (October 31, 2021: $18 million) which were included in Other assets on our interim consolidated balance sheet.
(3)	Includes $7 million (October 31, 2021: $16 million) of residential mortgages and $27,564 million (October 31, 2021: $25,651 million) of business and government loans that are measured at FVTPL.
(4)
The internal risk rating grades presented for residential mortgages and certain personal loans do not take into account loan guarantees or insurance issued by the Canadian government (federal or provincial), Canadian government agencies, or private insurers, as the determination of whether a significant increase in credit risk has occurred for these loans is based on relative changes in the loans’ lifetime PD without considering collateral or other credit enhancements.

(5)	Includes customers’ liability under acceptances of $11,736 million (October 31, 2021: $10,958 million).

Undrawn credit facilities and other off–balance sheet exposures

$ millions, as at				2022 Apr. 30				2021 Oct. 31
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail
– Exceptionally low	$148,200	$8	$–	$148,208	$130,212	$12	$–	$130,224
– Very low	11,060	106	–	11,166	12,868	59	–	12,927
– Low	11,718	2,168	–	13,886	7,937	1,811	–	9,748
– Medium	1,327	895	–	2,222	740	896	–	1,636
– High	182	596	–	778	73	495	–	568
– Default	–	–	35	35	–	–	34	34
– Not rated	406	9	–	415	375	8	–	383
Gross retail	172,893	3,782	35	176,710	152,205	3,281	34	155,520
ECL allowance	36	40	–	76	34	29	–	63
Net retail	172,857	3,742	35	176,634	152,171	3,252	34	155,457
Business and government
– Investment grade	110,812	467	–	111,279	111,877	524	–	112,401
– Non-investment grade	62,403	1,854	–	64,257	58,652	1,714	–	60,366
– Watch list	28	587	–	615	19	734	–	753
– Default	–	–	90	90	–	–	91	91
– Not rated	503	20	–	523	346	9	–	355
Gross business and government	173,746	2,928	90	176,764	170,894	2,981	91	173,966
ECL allowance	38	18	–	56	37	21	–	58
Net business and government	173,708	2,910	90	176,708	170,857	2,960	91	173,908
Total net undrawn credit facilities and other off-balance sheet exposures	$346,565	$6,652	$125	$353,342	$323,028	$6,212	$125	$329,365